WARRANTS LIABILITY	12 Months Ended
Dec. 31, 2023
Warrants and Rights Note Disclosure [Abstract]
WARRANTS LIABILITY
NOTE 10:	WARRANTS LIABILITY

Issued to investors	December 31,
	2023	2022
Outstanding at January 1	$-	$-
Issued to investors	3,786	-
Exercised	(1,473)	-
Changes in fair value	(2,313)	-

Outstanding at December 31	$-	$-

See note 14 for additional information.